Cover Page	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	Kraft Heinz Co
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37482
Entity Tax Identification Number	46-2078182
Entity Address, Address Line One	One PPG Place
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	412
Local Phone Number	456-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001637459
Document Information [Line Items]
Document Period End Date	Oct. 07, 2026
Amendment Flag	false
Entity Central Index Key	0001637459
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	KHC
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	KHC
Security Exchange Name	NYSE
Senior Notes Due 2029
Cover [Abstract]
Title of 12(b) Security	3.500% Senior Notes due 2029
Trading Symbol	KHC29
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	3.500% Senior Notes due 2029
Trading Symbol	KHC29
Security Exchange Name	NASDAQ
Senior Notes Due 2031
Cover [Abstract]
Title of 12(b) Security	3.500% Senior Notes due 2031
Trading Symbol	KHC31
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	3.500% Senior Notes due 2031
Trading Symbol	KHC31
Security Exchange Name	NASDAQ
Senior Notes Due 2033
Cover [Abstract]
Title of 12(b) Security	3.250% Senior Notes due 2033
Trading Symbol	KHC33
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	3.250% Senior Notes due 2033
Trading Symbol	KHC33
Security Exchange Name	NASDAQ
Senior Notes Due 2034
Cover [Abstract]
Title of 12(b) Security	3.950% Senior Notes due 2034
Trading Symbol	KHC34
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	3.950% Senior Notes due 2034
Trading Symbol	KHC34
Security Exchange Name	NASDAQ